Prepaid Expenses and Other Current Assets - Narrative (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid manufacturing and clinical trials	$ 1,500
Capitalized implementation costs	500
Non-refundable upfront costs related to future payments	$ 1,500